S000065632 [Member] Investment Objectives and Goals - DoubleLine Emerging Markets Local Currency Bond Fund	Mar. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary DoubleLine Emerging Markets Local Currency Bond Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is to seek high total return from current income and capital appreciation.